Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 94,423	$ 77,395	$ 39,440
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) from defined benefit plans	(26)	387	(898)
Share in other comprehensive income of joint venture	62	58	104
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net	95	(37)	144
Amounts transferred to the statement of profit or loss for sale of debt instruments at fair value through other comprehensive income, net			(94)
Foreign exchange differences on translation of foreign operations	22,293	(30,395)	42,389
Total other comprehensive income (loss), net of tax	22,424	(29,987)	41,645
Total Comprehensive income	116,847	47,408	81,085
Total comprehensive income attributable to:
Equity holders of the Company	47,350	17,610	30,354
Non-controlling interests	69,497	29,798	50,731
Total comprehensive income	$ 116,847	$ 47,408	$ 81,085